EMPLOYEE BENEFIT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 31, 2009 H	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 plan	Dec. 31, 2010	Dec. 31, 2009
401(k) plan
Minimum employee contribution (as a percent of compensation)					1.00%
Maximum employee contribution (as a percent of compensation)					75.00%
Requisite working period per year, minimum (in hours)	1,000
Employer's matching contribution before reduction (as a percent)	3.00%
Employer's matching contribution after reduction (as a percent)	1.50%
Contribution expense				$ 16	$ 32	$ 26	$ 43
Defined benefit pension plans (SERPs)
Number of active non-qualified defined benefit pension plans					1
Number of frozen non-qualified defined benefit pension plans					2
Reconciliation of funded status of plans and the amounts included in the Consolidated Balance Sheets:
Beginning obligations					(249)
Service cost					(2)	(2)	(1)
Interest cost					(14)	(14)	(14)
Actuarial loss					(19)	(21)
Benefits paid					18	18
Ending obligations		(268)	(249)		(268)	(249)
Fair value of plans' assets		0	0		0	0
Funded status of plans		(285)	(268)		(285)	(268)
Assumptions related to projected benefit obligations
Discount rate (as a percent)		5.00%	5.50%		5.00%	5.50%
Compensation increase rate (as a percent)		3.00%	3.00%		3.00%	3.00%
Accumulated benefit obligation		280	265		280	265
Components of net periodic benefit costs
Service costs					2	2	1
Interest costs					14	14	14
Amortization of prior-year service costs					0	0	3
Amortization of net actuarial loss					3	1	1
Net periodic benefit cost					19	17	19
Assumptions related to net periodic benefit costs
Discount rate (as a percent)					5.50%	5.75%	5.75%
Compensation increase rate (as a percent)					3.00%	3.00%	4.00%
Amounts recognized in the Consolidated Balance Sheets consist of:
Other current liability		(20)	(19)		(20)	(19)
Other long-term liability		(265)	(249)		(265)	(249)
Accumulated other comprehensive loss		65	49		65	49
Total		(220)	(219)		(220)	(219)
Amounts recognized in other comprehensive income (loss)
Loss adjustments recorded in other comprehensive income (loss)		16	20	3
Net actuarial losses					19	21	7
Amortization of prior-year service costs							3
Amounts that have not yet been recognized as components of net periodic benefit costs
Cumulative net actuarial losses		65	49	29	65	49	29
SERP
Amounts recognized in the Consolidated Balance Sheets consist of:
Other current liability		(20)			(20)
Other long-term liability		(265)			(265)
Total		(285)			(285)
Estimated SERP benefit payments
Total		200			200
2012		20			20
2013		20			20
2014		20			20
2015		20			20
2016		20			20
Five Years Thereafter		100			100
Maximum
Amounts recognized in other comprehensive income (loss)
Amortization of prior-year service costs					1	1
Amounts that have not yet been recognized as components of net periodic benefit costs
Unrecognized prior service costs		$ 1	$ 1	$ 1	$ 1	$ 1	$ 1